Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Share-based Payment Award, Valuation Assumptions
The assumptions used in determining the fair value were as follows:

As of June 11, 2019
Volatility	25.8%
Risk-free interest rate	1.89%
Expected time to exit (years)	2.5
The assumptions used in determining the fair value of the Incentive Units at the grant date are as follows:

Volatility	57%
Risk-free interest rate	0.1%
Expected time to exit (years)	1.6
The assumptions used in determining the fair value of the Incentive Units at the modification date are as follows:

Volatility	46%
Risk-free interest rate	0.2%
Expected time to exit (years)	1.2

Share-based Payment Arrangement, Activity
The table below presents the activity for the Class B Units:

Balance as of January 1, 2019	—

Granted during the year	100
Vested during the year	(10)
Forfeited during the year	—

Unvested as of December 31, 2019	90

Unvested as of October 22, 2020	90

The table below presents the activity in the Class B Units:

Unvested and outstanding as of January 1, 2021	—
Granted	9,650,000
Vested	(5,640,000)
Forfeited	(250,000)

Unvested and outstanding as of December 31, 2021	3,760,000

Share-based Payment Arrangement, Option, Activity
The table below presents the activity in the Stock Options:

Unvested and outstanding as of January 1, 2021	—
Granted	482,000
Vested	—
Forfeited	—

Unvested and outstanding as of December 31, 2021	482,000

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of the Options of $5.21 each is estimated on the grant date of December 7, 2021, using the Black-Scholes OPM using the following assumptions:

Expected option term (years)	10
Expected volatility	54.0%
Risk-free rate of return	1.4%
Expected annual dividend yield	—%

Share-based Payment Arrangement, Restricted Stock Unit, Activity	The table below presents the activity in the RSUs:

Unvested and outstanding as of January 1, 2021	—
Granted	403,300
Vested	—
Forfeited	—

Unvested and outstanding as of December 31, 2021	403,300

Share-based Payment Arrangement, Performance Shares, Activity	The table below presents the activity in the PSUs:

Unvested and outstanding as of January 1, 2021	—
Granted	150,000
Vested	—
Forfeited	—

Unvested and outstanding as of December 31, 2021	150,000